Risk management and concentrations of risk	6 Months Ended
Jun. 30, 2017
Risks and Uncertainties [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the three and six months ended June 30, 2017, and 2016, no derivative financial instruments have been used to manage foreign exchange risk. The Gallant time charter provides that revenues are denominated 90% in U.S. dollars and 10% in Egyptian pounds, or as otherwise agreed between the parties from time to time. For the three and six months ended June 30, 2017, the revenues from the Höegh Gallant were denominated 94% in U.S. dollars and 6% in Egyptian pounds. The revenues from the Höegh Gallant were denominated 93% and 92% in U.S. dollars and 7% and 8% in Egyptian pounds for the three and six months ended June 30, 2016, respectively. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking during 2016 and 2017. There are two official published rates for the Egyptian pound. The lower rate is applied in the Partnership’s consolidated financial statements for revenues, expenses, assets and liabilities. For most of 2016 and all of 2017, the Partnership has agreed to the payment of monthly revenues denominated in Egyptian pounds that align with its working capital needs for the next month which reduces its foreign exchange rate exposure to a minimal amount and the risk of loss should the Egyptian pound be devalued.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2017, there are interest rate swap agreements on the Lampung, Gallant and Grace facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2017, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$164,677	(5,625)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	129,188	(823)	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$140,938	(2,219)	March 2020	2.3%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments
As of June 30, 2017
Interest rate swaps	$(3,825)	$(4,842)
As of December 31, 2016
Interest rate swaps	$(3,534)	$(3,511)

The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three and six months ended June 30, 2017 and 2016.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Interest rate swaps:
Ineffective portion of cash flow hedge	$(354)	(54)	(350)	$(17)
Amortization of amount excluded from hedge effectiveness	815	594	1,688	1,107
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Unrealized gains (losses)	247	326	910	662
Realized gains (losses)	—	—	—	—
Total gains (losses) on derivative instruments	$247	326	910	$662

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital is as follows for the periods ended and as of June 30, 2017 and 2016 included in the consolidated statements of other comprehensive income.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	(317)	—	(317)	(317)
Reclassification of amortization of cash flow hedge to earnings	428	(175)	253	253
Other comprehensive income for period	111	(175)	(64)	(64)
Balance as of June 30, 2017	$(6,836)	1,036	(5,800)	$(5,800)

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(8,815)	—	(8,815)	(8,815)
Reclassification of amortization of cash flow hedge to earnings	428	(146)	282	282
Other comprehensive income for period	(8,387)	(146)	(8,533)	(8,533)
Balance as of June 30, 2016	$(17,217)	1,443	(15,774)	$(15,774)

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables, amounts due from owners and affiliates and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts was recorded for the three and six month periods ended June 30, 2017 and 2016 and the year ended December 31, 2016. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should any of the time charters terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.